Reserve Funds (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 13, 2021	Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Reserve fund		$ 36,023
Investment policy of reserve funds, description	the Company’s BOD approved the Investment Policy of the Reserve Funds (See Note 2e.). Per the approved Policy, Reserve Funds shall be invested as follows: minimum 25% in Cash and Bank deposit, up to 20% in US Bonds, up to 20% shall be invested in Exchange Traded Funds and up to 50%in corporate bonds and other instruments with least an investment grade rating.